Intangible Assets, Net - Schedule of Intangible Assets (Detail) - Enjoy Technology Inc [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (583)	$ (533)	$ (433)
Intangible assets, net	917	967	1,067
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Domain Name	$ 1,500	$ 1,500	$ 1,500